Certain Relationships and Related Transactions	12 Months Ended
Apr. 29, 2017
Certain Relationships and Related Transactions
23.	Certain Relationships and Related Transactions

The Company believes that the transactions and agreements discussed below (including renewals of any existing agreements) between the Company and related third parties are at least as favorable to the Company as could have been entered into with unrelated parties at the time they were entered into. The Audit Committee of the Board of Directors utilizes procedures in evaluating the terms and provisions of proposed related party transactions or agreements in accordance with the fiduciary duties of directors under Delaware law. The Company’s related party transaction procedures contemplate Audit Committee review and approval of all new agreements, transactions or courses of dealing with related parties, including any modifications, waivers or amendments to existing related party transactions. The Company tests to ensure that the terms of related party transactions are at least as favorable to the Company as could have been obtained from unrelated parties at the time of the transaction. The Audit Committee considers, at a minimum, the nature of the relationship between the Company and the related party, the history of the transaction (in the case of modifications, waivers or amendments), the terms of the proposed transaction, the Company’s rationale for entering the transaction and the terms of comparable transactions with unrelated third parties. In addition, management and internal audit annually analyze all existing related party agreements and transactions and review them with the Audit Committee.

On February 27, 2017, B&N Education purchased MBS Textbook Exchange, Inc. (MBS), which was then privately-held and majority-owned by affiliates of Leonard Riggio (the MBS Purchase). MBS is a new and used textbook wholesaler, which also sells textbooks online and provides bookstore systems and distant learning distribution services. Following the MBS Purchase, Leonard Riggio, his affiliates and other members of the Riggio family ceased to have any ownership interest in MBS.

The Company entered into an agreement with MBS in 2009, which has a term of ten years and contains restrictive covenants limiting the ability of the Company to become a used textbook wholesaler and placing certain limitations on MBS’s business activities. The Company also entered into an agreement with MBS in fiscal 2011, pursuant to which, MBS agreed to purchase at the end of a given semester certain agreed upon textbooks, which the Company shall have rented to students during such semester. Total sales to MBS under this program were $0, $2 and $619 for fiscal 2017 prior to the MBS Purchase, fiscal 2016 and fiscal 2015, respectively. Total outstanding amounts payable to MBS for all arrangements, net of any amounts due, were $480 and $183 for fiscal 2017 and fiscal 2016, respectively.

The Company purchases new and used textbooks directly from MBS. Total purchases were $8,328, $7,092 and $14,594 for fiscal 2017 prior to the MBS Purchase, fiscal 2016 and fiscal 2015, respectively. MBS sells used books through the Barnes & Noble dealer network. The Company earned a commission of $198, $268 and $316 on the MBS used book sales in fiscal 2017 prior to the MBS Purchase, fiscal 2016 and fiscal 2015, respectively. In addition, Barnes & Noble hosts pages on its website, through which Barnes & Noble customers are able to sell used books directly to MBS. The Company is paid a fixed commission on the price paid by MBS to the customer. Total commissions paid to the Company under this arrangement were $47, $68 and $91 for fiscal 2017 prior to the MBS Purchase prior to the MBS Purchase, fiscal 2016 and fiscal 2015, respectively.

In fiscal 2010, the Company entered into an agreement with TXTB.com LLC (TXTB), a subsidiary of MBS, pursuant to which the marketplace program on the Barnes & Noble website was made available through the TXTB website. The Company receives a fee from third-party sellers for sales of marketplace items sold on the TXTB website and, upon receipt of such fee, the Company remits a separate fee to TXTB for those sales. In fiscal 2011, the Company entered into an agreement with TXTB, pursuant to which the Company became the exclusive provider of trade books to TXTB customers through the TXTB website. TXTB receives a commission from the Company on each purchase by a TXTB customer. In fiscal 2013, the Company also entered into an agreement with MBS Direct, a division of MBS, pursuant to which the marketplace program on the Barnes & Noble website was made available through the MBS Direct website. The Company receives a fee from third-party sellers for sales of marketplace items sold on the MBS Direct website and, upon receipt of such fee, the Company remits a separate fee to MBS Direct for those sales. Total commissions paid to TXTB and MBS Direct under these arrangements were $645, $515 and $429 during fiscal 2017 prior to the MBS Purchase, fiscal 2016 and fiscal 2015, respectively. Outstanding amounts payable to TXTB and MBS Direct were $5 and $0 for fiscal 2017 prior to the MBS Purchase and fiscal 2016, respectively.

In fiscal 2010, the Company entered into an Aircraft Time Sharing Agreement with LR Enterprises Management LLC (LR Enterprises), which is owned by Leonard Riggio and Louise Riggio, pursuant to which LR Enterprises granted the Company the right to use a jet aircraft owned by it on a time-sharing basis in accordance with, and subject to the reimbursement of certain operating costs and expenses as provided in, the Federal Aviation Regulations (FAR). Such operating costs were $153, $63 and $155 during fiscal 2017, fiscal 2016 and fiscal 2015, respectively. LR Enterprises is solely responsible for the physical and technical operation of the aircraft, aircraft maintenance and the cost of maintaining aircraft liability insurance, other than insurance obtained for the specific flight as requested by the Company, as provided in the FAR.

The Company has leases for two locations for its corporate offices with related parties: the first location is leased from an entity, in which Leonard Riggio has a majority interest, under a lease expiring in 2023, and the second location is leased from an entity, in which Leonard Riggio has a minority interest, under a lease expired in 2016. In fiscal 2017, the second location was extended through 2023. Both locations were rented at an aggregate annual rent, including real estate taxes, of approximately $9,637, $7,784 and $6,834 during fiscal 2017, fiscal 2016 and fiscal 2015, respectively.

The Company leased an office/warehouse from a partnership, in which Leonard Riggio had a 50% interest, pursuant to a lease terminated effective December 30, 2015. The space was rented at an annual rent of $456 and $262 during fiscal 2016 through the date of termination and fiscal 2015, respectively. During fiscal 2015, the Company received credits totaling $418, representing the net effect of inadvertent overpayment of construction expenses and underpayment of base rent previously paid. Net of subtenant income, the Company paid rent of $179 during fiscal 2016 through the date of termination and received $174 during fiscal 2015 due to credits noted above.

The Company was provided with national freight distribution and trucking services by Argix Direct Inc. (Argix), a company in which a brother of Leonard Riggio owned a 20% interest. The Company paid Argix $19,102 and $47,536 for such services during fiscal 2016 through the date of termination and fiscal 2015, respectively. The contracted relationship between Argix and the Company has terminated due to Argix exiting the industry during fiscal 2016.